Description of Organization and Business Operations (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2024	Aug. 06, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Generating gross proceeds			$ 175,000,000		$ 175,000,000
Proceeds from private placement units			6,631,250
Transaction costs			11,028,226	$ 11,028,226
Cash underwriting fee			3,500,000	3,500,000
Deferred underwriting fee			7,000,000	7,000,000	7,000,000
Other offering costs			$ 528,226	$ 528,226	$ 528,226
Percentage of aggregate fair market value of assets			80.00%	80.00%
Ownership interest to be acquired on post-transaction company				50.00%
Investments maximum maturity term	185 days
Percentage of aggregate common shares that may be redeemed without prior consent			15.00%	15.00%	15.00%
Percentage of public shares required to repurchase if business combination is not completed within specific period			100.00%	100.00%	100.00%
Period from closing of public offering to complete business combination			18 months	18 months	18 months
Closing of public offering from executed definitive agreement for initial business combination			24 months	24 months	24 months
Initial public offering for completion a business combination			18 months	18 months	18 months
Threshold number of business days to redeem public shares from combination period			10 days	10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000	$ 100,000
Year of Inception			June 19, 2024 (inception) through December 31, 2024
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares)		220,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)			$ 10.05	$ 10.05	$ 10.05
Restricted Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares)				325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units				$ 4,225,000
Number of shares issued (in Shares)				325,000
Restricted Class A Shares [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units			$ 4,225,000
Number of shares issued (in Shares)			325,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)			$ 10.05	$ 10.05	10.05
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)	17,500,000
Price per share (in Dollars per share)	$ 10
Generating gross proceeds	$ 175,000,000
Price per share (in Dollars per share)	$ 10
Sale of price per unit (in Dollars per share)	$ 10
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)				663,125
Price per share (in Dollars per share)			$ 10	$ 10	10
Generating gross proceeds	$ 175,875,000
Number of shares issued (in Shares)			663,125	663,125
Proceeds from private placement units			$ 6,631,250	$ 6,631,250
Number of shares issued (in Shares)			260,000	260,000
Price per share (in Dollars per share)	$ 10.05
Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units			$ 175,000	$ 175,000
Number of shares issued (in Shares)			17,500	17,500
Private Placement [Member] | Sponsor HoldCo [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units			$ 4,225,000	$ 4,225,000
Number of shares issued (in Shares)			162,500
Private Placement [Member] | Cohen & Company Capital Markets [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units			$ 1,785,000	$ 1,785,000
Number of shares issued (in Shares)			178,500	178,500
Private Placement [Member] | Seaport Global Securities LLC [Member]
Description of Organization and Business Operations [Line Items]
Proceeds from private placement units			$ 446,250	$ 446,250
Number of shares issued (in Shares)			44,625	44,625
Private Placement [Member] | Restricted Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares)				162,500
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Share price per share (in Dollars per share)			$ 10.05	$ 10.05	$ 10.05